STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

June 29, 2011		Janna Manes
	Direct Dial	212.806.6141
	Direct Fax	212.806.9141
	jmanes@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement reflecting a proposal to the shareholders of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund, series of the Trust for Professional Managers (each the “Fund” or collectively, the “Funds”), to transfer each of the Fund’s assets, subject to its liabilities, to corresponding new series of the Registrant (each a “Successor Fund” or collectively, the “Successor Funds”), Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (each a “Reorganization” or collectively, the “Reorganizations”). The chart below illustrates the relationship between each Fund and its corresponding Successor Fund.

Funds	Successor Funds

Grubb & Ellis AGA Realty Income Fund	Lazard U.S. Realty Income Portfolio
Grubb & Ellis AGA U.S. Realty Fund	Lazard U.S. Realty Equity Portfolio
Grubb & Ellis AGA International Realty Fund	Lazard International Realty Equity Portfolio

Each of the Funds invests at least 80% of its net assets in common, convertible or preferred securities of Realty Companies and, in the case of the Grubb & Ellis AGA International Realty Fund, certain synthetic instruments of Realty Companies. “Realty Companies” are real estate-related companies of any size including, but not limited to, real estate investment trusts (REITs), real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate). Each of the Successor Funds will invest 80% its assets in equity and/or fixed income securities of Realty Companies as well as certain synthetic instruments related to Realty Companies. Each Fund is an open-end investment company advised by Grubb & Alesco Global Advisors, LLC. Each Successor Fund is an open-end investment company advised by Lazard Asset Management LLC (“Lazard”).

Class A shareholders of each Fund will receive a number of Open Shares (or fractions thereof) of the corresponding Successor Fund equal in value to the aggregate net asset value of the shareholder’s Fund shares as of the closing date of the relevant Reorganization. The Successor Funds will acquire substantially all of the assets of the Funds and carry forward their performance and accounting history. Lazard will serve as the Successor Funds’ investment adviser.

As described in the Prospectus/Proxy Statement, a Special Meeting of Shareholders of each of the Funds currently is planned for September 14, 2011. The Funds intend to mail the Prospectus/Proxy Statement to shareholders in August 2011. None of the proposed Reorganizations is contingent on the approval and consummation of any of the other Reorganizations.

We will file a pre-effective amendment to the Registration Statement in order to incorporate updated financial information, file certain exhibits (including relevant agreements, legal opinions and the consent of the Funds’ independent registered public accounting firm) and incorporate comments of the staff (the “Staff”) of the Securities and Exchange Commission on the Registration Statement. The Registrant also will file a post-effective amendment to the Registration Statement that will include the final tax opinion for each Reorganization consummated. As previously discussed with the Staff, the Registrant intends to request declaration of effectiveness of the Registration Statement following the effectiveness of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A.

Please telephone the undersigned at 212.806.6141, or Linda Kim or Anna Harman of this office at 212.806.6173 or 212.806.5678, respectively, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:	Linda Y. Kim
Anna S. Harman